Earnings Per Share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Earnings Per Share
Note 13 - Earnings Per Share

The following table summarizes information related to the computation of basic and diluted earnings per Share for the years indicated:

	Year Ended December 31,
	2018	2017	2016
	U.S. Dollars (In thousands, except per share data)
Net income attributable to Shares	18,731	13,962	4,734

Weighted average number of Shares
outstanding used in basic earnings per
Share calculation	36,190	35,441	35,348

Add assumed exercise of outstanding dilutive
potential Shares	557	523	28

Weighted average number of Shares
Outstanding used in diluted earnings per
Share calculation	36,747	35,964	35,376

Basic income from continuing operations per Share	0.52	0.05	0.02

Basic income from discontinued operations per Share	-	0.35	0.11
Basic net income per Share	0.52	0.40	0.13
Diluted income from continuing operations per Share	0.51	0.05	0.02
Diluted income from discontinued operations per Share	-	0.34	0.11
Diluted net income per Share	0.51	0.39	0.13

Number of options excluded from the diluted
earnings per share calculation due to their
anti-dilutive effect	-	-	1,538